Investments - Summary of Equity Method Investments Included in Other Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investment [Line Items]
Equity investments	$ 9,729	$ 14,845
Share of income (loss) for the year	$ 2,083	2,592	$ 3,164
PreAnalytiX GmbH
Investment [Line Items]
Ownership percentage	50.00%
Equity investments	$ 5,452	5,405
Share of income (loss) for the year	$ 3,971	4,062	3,818
Suzhou Fuda Business Management and Consulting Partnership
Investment [Line Items]
Ownership percentage	33.67%
Equity investments	$ 3,100	3,138
Share of income (loss) for the year	$ 0	0	0
TVM Life Science Ventures III
Investment [Line Items]
Ownership percentage	4.80%
Equity investments	$ 1,219	0
Share of income (loss) for the year	$ (330)	0	0
Apis Assay Technologies Ltd
Investment [Line Items]
Ownership percentage	19.00%
Equity investments	$ 719	770
Share of income (loss) for the year	$ (51)	0	0
Hombrechtikon Systems Engineering AG
Investment [Line Items]
Ownership percentage	19.00%
Equity investments	$ (761)	378
Share of income (loss) for the year	$ (1,124)	(668)	(346)
MAQGEN Biotechnology Co., Ltd
Investment [Line Items]
Ownership percentage	40.00%
Equity investments	$ 0	5,154
Share of income (loss) for the year	$ (383)	(579)	(542)
Biotype Innovation GmbH
Investment [Line Items]
Ownership percentage	0.00%
Equity investments	$ 0	0
Share of income (loss) for the year	$ 0	(123)	39
Pyrobett
Investment [Line Items]
Ownership percentage	19.00%
Equity investments	$ 0	0
Share of income (loss) for the year	$ 0	$ (100)	$ 195